CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
REVENUES:
Address commissions	$ 74,271	$ 153,406